FORWARD FUNDS

Supplement dated January 17, 2012

to the

Forward Global Credit Long/Short Fund Class C and Class M Prospectus (the "Prospectus")

dated September 30, 2011

Change to Principal Investment Strategy

Effective immediately, the following sentence replaces the last sentence of the first paragraph under the heading "Principal Investment Strategies" in the Fund's "Fund Summary" section in the Prospectus:

The Fund normally limits its net (long and short) exposure to any one country to no more than 35% of the Fund's net assets at the time of purchase, and the Fund normally limits its net (long and short) exposure to any one issuer to no more than 5% of the Fund's net assets at the time of purchase.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE